Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenue
Health care services	€ 3,325,459	€ 3,594,663
Health care products	884,666	893,133
Revenue	4,210,125	4,487,796
Revenue from contracts with customers
Revenue
Health care services	3,233,136	3,515,572
Health care products	849,620	870,362
Revenue	4,082,756	4,385,934
Other revenue
Revenue
Health care services	92,323	79,091
Health care products	35,046	22,771
Revenue	€ 127,369	€ 101,862